Long-term debt, current and non current, textuals (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long Term Debt [Abstract]
Long-term Debt, Gross	$ 92,700	$ 92,700
Related deferred financing costs	(697)	(794)
Long-term debt, net of deferred financing costs	$ 92,003	$ 91,906